Provisions - Summary of Provisions (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Disclosure of total provisions [line items]
Beginning balance	₨ 29,134
Ending balance	32,232	$ 441	₨ 29,134
Provision for restoration and rehabilitation and environmental costs [member]
Disclosure of total provisions [line items]
Beginning balance	26,760	366	24,532
Additions	2,701	37	694
Utilised	(24)	0	(143)
Unused amounts reversed	(243)	(4)	(962)
Unwinding of discount	721	10	499
Revision in estimates	(122)	(2)	0
Exchange differences	219	3	1,214
Ending balance	30,012	410	26,760
Miscellaneous other provisions [member]
Disclosure of total provisions [line items]
Beginning balance	541	8	521
Additions	17	0	14
Revision in estimates			6
Ending balance	₨ 558	$ 8	₨ 541